CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Share premium	Other reserves	Accumulated deficit
Equity at beginning of period at Dec. 31, 2019	$ 117,388	$ 7,226	$ 441,951	$ 8,926	$ (340,715)
Profit for the year	37,746				37,746
Other comprehensive income (loss) for the year	14,956			14,956
Total comprehensive income (loss) for the year	52,702			14,956	37,746
Legal reserves	0			732	(732)
Income tax benefit from excess tax deductions related to share-based payments	2,361				2,361
Share-based compensation	6,537				6,537
Bonuses settled in shares	51		51
Value conversion rights of convertible bonds	1,605				1,605
Warrants exercised/ issued	90	1	89
Options exercised / LTIP shares issued	2,701	85	5,039		(2,423)
Total transactions with owners, recognized directly in equity	13,345	86	5,179	732	7,348
Equity at ending of period at Dec. 31, 2020	183,435	7,312	447,130	24,614	(295,621)
Profit for the year	15,996				15,996
Other comprehensive income (loss) for the year	(17,085)			(17,085)
Total comprehensive income (loss) for the year	(1,089)			(17,085)	15,996
Legal reserves	0			(4,129)	4,129
Income tax benefit from excess tax deductions related to share-based payments	(1,853)				(1,853)
Share-based compensation	9,056				9,056
Bonuses settled in shares	0
Value conversion rights of convertible bonds	0
Warrants exercised/ issued	81	1	80
Options exercised / LTIP shares issued	3,286	116	8,044		(4,874)
Total transactions with owners, recognized directly in equity	10,570	117	8,124	(4,129)	6,458
Equity at ending of period at Dec. 31, 2021	192,916	7,429	455,254	3,400	(273,167)
Profit for the year	13,674				13,674
Other comprehensive income (loss) for the year	(11,054)			(11,054)
Total comprehensive income (loss) for the year	2,620			(11,054)	13,674
Legal reserves	0			(1,083)	1,083
Income tax benefit from excess tax deductions related to share-based payments	430				430
Share-based compensation	6,392				6,392
Bonuses settled in shares	0
Value conversion rights of convertible bonds	0
Warrants exercised/ issued	0
Options exercised / LTIP shares issued	2,280	80	7,043		(4,843)
Total transactions with owners, recognized directly in equity	9,102	80	7,043	(1,083)	3,062
Equity at ending of period at Dec. 31, 2022	$ 204,638	$ 7,509	$ 462,297	$ (8,737)	$ (256,431)